CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY (Unaudited) (USD $)	Series D Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, Amount at Sep. 30, 2012	$ 5	$ 310	$ 252,940,448	$ (248,513,626)		$ 4,427,137
Beginning Balance, Shares at Sep. 30, 2012	48,763	3,096,641
Conversion of Series D Preferred stock, Shares	(48,295)	1,894,283
Conversion of Series D Preferred stock, Amount	(4)	189	(185)
services, Shares		21,884				21,884
services, Amount		2	141,756			141,758
Debt, Shares		4,607,361				1,894,283
Debt, Amount		462	20,732,657			20,733,119
Dividends from Series D Preferred stock, Shares		181,832
Dividends from Series D Preferred stock, Amount		18	1,663,979			1,663,997
Board of director fees, Shares		3,661				3,661
Board of director fees, Amount			47,500			47,500
Cash, Shares		(159)
Cash, Amount			(1,995)			(1,995)
Vesting and re-pricing of stock options			160,301			160,301
Stock offering costs
Beneficial conversion feature recorded as interest expense			15,349,074			15,349,074
Series D Preferred dividends			(1,042,897)			(1,042,897)
Issuance of common stock warrants for Board of Director fees			401,059			401,059
Net Loss for the period				(17,915,711)		(17,915,711)
Ending Balance, Amount at Sep. 30, 2013	1	981	290,391,697	(266,429,337)		23,963,342
Ending Balance, Shares at Sep. 30, 2013	468	9,805,503
Conversion of Series D Preferred stock, Shares	(207)	16,907
Conversion of Series D Preferred stock, Amount	0	2	(2)
Acquisitions of subsidiaries, Shares		236,469
Acquisitions of subsidiaries, Amount		24	4,499,976			4,500,000
services, Shares		15,343
services, Amount		2	243,016			243,018
Exercise of options and warrants, Shares		10,646
Exercise of options and warrants, Amount		1	7,999			8,000
Debt, Shares						16,907
Dividends from Series D Preferred stock, Shares		1,252
Dividends from Series D Preferred stock, Amount		0	24,012			24,012
Board of director fees, Shares		7,010				7,010
Board of director fees, Amount		1	127,499			127,500
Cash, Amount						8,000
Vesting and re-pricing of stock options			254,487			254,487
Stock offering costs			(34,735)			34,735
Series D Preferred dividends			(14,585)			(14,585)
Cash paid for repurchase of Series D Preferred Stock, Shares	(261)
Cash paid for repurchase of Series D Preferred Stock, Amount	(1)		(312,008)			(312,009)
Issuance of common stock warrants for Board of Director fees			176,816			176,816
Foreign currency translation adjustments					(271,954)	(271,954)
Net Loss for the period				(8,747,844)		(8,527,526)
Ending Balance, Amount at Sep. 30, 2014		$ 1,009	$ 295,364,173	$ (275,177,181)	$ (271,954)	$ 19,916,047
Ending Balance, Shares at Sep. 30, 2014		10,093,130